Segment Reporting - Segment Reporting Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Segment Reporting Information [Line Items]
Voyage revenues	$ 100,904	$ 99,241	$ 202,084	$ 195,012
Voyage expenses	(996)	(542)	(2,433)	(999)
Vessel operating expenses	(26,001)	(22,412)	(49,389)	(44,265)
Depreciation and amortization	(26,794)	(22,869)	(52,914)	(46,480)
General and administrative expenses	(4,642)	(5,864)	(8,799)	(11,292)
Write-down and loss on sale of vessels	(12,600)	0	(12,600)	(27,439)
Income (loss) from vessel operations	29,871	47,554	75,949	64,537
Equity (loss) income	(507)	29,567	5,380	39,065
Liquefied Gas Segment
Segment Reporting Information [Line Items]
Voyage revenues	89,431	84,497	178,378	163,082
Voyage expenses	(602)	(126)	(948)	(243)
Vessel operating expenses	(21,374)	(16,734)	(40,039)	(31,966)
Depreciation and amortization	(23,839)	(20,474)	(47,059)	(39,159)
General and administrative expenses	(3,573)	(4,679)	(6,953)	(9,041)
Write-down and loss on sale of vessels	0	0	0	0
Income (loss) from vessel operations	40,043	42,484	83,379	82,673
Equity (loss) income	(507)	29,567	5,380	39,065
Conventional Tanker Segment
Segment Reporting Information [Line Items]
Voyage revenues	11,473	14,744	23,706	31,930
Voyage expenses	(394)	(416)	(1,485)	(756)
Vessel operating expenses	(4,627)	(5,678)	(9,350)	(12,299)
Depreciation and amortization	(2,955)	(2,395)	(5,855)	(7,321)
General and administrative expenses	(1,069)	(1,185)	(1,846)	(2,251)
Write-down and loss on sale of vessels	(12,600)	0	(12,600)	(27,439)
Income (loss) from vessel operations	(10,172)	5,070	(7,430)	(18,136)
Equity (loss) income	$ 0	$ 0	$ 0	$ 0